RELATED PARTY TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	$ 333	¥ 2,318	¥ 1,105
Amounts due to related parties	$ 283	1,971	2,696
Non-executive member of board
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties			279
Shandong Shichuang Software Engineering Company Limited | Senior employee
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties		1,845	2,417
Beijing QC Technology Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		2,028	¥ 1,105
Amounts due to related parties		126
URSUS Information Technology (Beijing) Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		202
Beijing HJRT Technology Company, Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		¥ 88